UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-7102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                              Hancock Horizon Funds
                         2600 Citiplace Drive, Suite 100
                              Baton Rouge, LA 70808
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-259-1926

                       DATE OF FISCAL YEAR END: JANUARY 31

                     DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

                                   SEMI-ANNUAL
                                     REPORT

                         HANCOCK HORIZON FAMILY OF FUNDS




                                  JULY 31, 2004
                                   (UNAUDITED)




                       The Advisors' Inner Circle Fund II
                             (formerly The Arbor Fund)

                                                 [GRAPHIC OF LIGHTHOUSE OMITTED]
HANCOCK HORIZON FAMILY OF FUNDS                        JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------




                     TABLE OF CONTENTS
-----------------------------------------------------------
FINANCIAL STATEMENTS
   Disclosure of Fund Expenses .........................  2
   Statements of Net Assets ............................  3
   Statements of Operations ............................ 17
   Statements of Changes in Net Assets ................. 18
   Financial Highlights ................................ 20
Notes to Financial Statements .......................... 26




Beginning on the fiscal quarter ended October 31, 2004, the Advisors' Inner Circle Fund II will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q will be available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Advisors' Inner Circle Fund II uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1.888.346.6300; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

                                                 [GRAPHIC OF LIGHTHOUSE OMITTED]
---------------------------
DISCLOSURE OF FUND EXPENSES                            JULY 31, 2004 (UNAUDITED)
---------------------------
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund`s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund's costs in two ways:

o ACTUAL FUND RETURN -- This section helps you to estimate the actual expenses that your fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the fund, and the "Ending Account Value" number is derived from deducting that expense cost from the fund's gross investment return.

You can use this information, together with the actual amount you invested in the fund, to estimate the expenses your fund incurred over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1000 = 8.6), then multiply that ratio by the number shown for your fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN -- This section helps you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your fund's comparative cost by comparing the hypothetical result for your fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your fund's actual return -- the account values shown do not applY to your specific investment.

--------------------------------------------------------------------------------
                           BEGINNING   ENDING                  EXPENSES
                           ACCOUNT     ACCOUNT      ANNUALIZED PAID
                           VALUE       VALUE        EXPENSE    DURING
                           1/31/04     7/31/04      RATIOS     PERIOD*
--------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Trust Class .............  $1,000.00   $  999.31    0.58%     $ 2.89
Institutional Sweep Class   1,000.00      996.77    0.83%       4.13
Class A .................   1,000.00      995.53    0.96%       4.77
HYPOTHETICAL 5% RETURN
Trust Class .............  $1,000.00   $1,021.94    0.58%     $ 2.92
Institutional Sweep Class   1,000.00    1,020.68    0.83%       4.18
Class A .................   1,000.00    1,020.03    0.96%       4.83
--------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Trust Class .............  $1,000.00   $  996.07    0.75%     $ 3.73
Class A .................   1,000.00      993.63    1.00%       4.97
Class C .................   1,000.00      986.22    1.75%       8.68
HYPOTHETICAL 5% RETURN
Trust Class .............  $1,000.00   $1,021.09    0.75%     $ 3.78
Class A .................   1,000.00    1,019.83    1.00%       5.03
Class C .................   1,000.00    1,016.05    1.75%       8.81
--------------------------------------------------------------------------------
VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Trust Class .............  $1,000.00   $1,027.04    1.10%     $ 5.56
Class A .................   1,000.00    1,024.78    1.35%       6.82
Class C .................   1,000.00    1,016.81    2.10%      10.59
HYPOTHETICAL 5% RETURN
Trust Class .............  $1,000.00   $1,019.33    1.10%     $ 5.54
Class A .................   1,000.00    1,018.07    1.35%       6.80
Class C .................   1,000.00    1,014.29    2.10%      10.57
--------------------------------------------------------------------------------
GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Trust Class .............  $1,000.00   $  989.14    1.10%     $ 5.46
Class A .................   1,000.00      985.81    1.35%       6.69
Class C .................   1,000.00      978.42    2.10%      10.38
HYPOTHETICAL 5% RETURN
Trust Class .............  $1,000.00   $1,019.33    1.10%     $ 5.54
Class A .................   1,000.00    1,018.07    1.35%       6.80
Class C .................   1,000.00    1,014.29    2.10%      10.57
--------------------------------------------------------------------------------
BURKENROAD FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A .................  $1,000.00   $1,039.28    1.40%     $ 7.12
Class D .................   1,000.00    1,037.21    1.65%       8.39
HYPOTHETICAL 5% RETURN
Class A .................  $1,000.00   $1,017.82    1.40%     $ 7.05
Class D .................   1,000.00    1,016.56    1.65%       8.31
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

--------------------------------------------------------------------------------

                                                 [GRAPHIC OF LIGHTHOUSE OMITTED]
-----------------------
STATEMENT OF NET ASSETS                                JULY 31, 2004 (UNAUDITED)
-----------------------
--------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
[Pie Chart Graphic Omitted]
Plot points are as follows:

U.S. Treasury Obligations 56.1%
Repurchase Agreements 43.9%

% of Total Portfolio Investments
--------------------------------------------------------
                                   FACE AMOUNT  VALUE
DESCRIPTION                           (000)     (000)
--------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 56.1%
  U.S. Treasury Bills (B)
     0.953%, 08/05/04                $ 7,500 $  7,499
     0.953%, 08/12/04                 47,500   47,484
     0.985%, 08/19/04                 15,000   14,993
     0.973%, 08/26/04                 45,000   44,961
     1.044%, 09/09/04                  5,000    4,994
     1.055%, 09/30/04                 20,000   19,961
     1.091%, 10/07/04                  3,000    2,994
     1.380%, 11/04/04                 15,000   14,945
   U.S. Treasury Notes
     2.125%, 08/31/04                 15,000   15,013
     1.875%, 09/30/04                 10,000   10,014
--------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS
     (COST $182,858)                          182,858
--------------------------------------------------------

REPURCHASE AGREEMENTS (A) -- 44.0%
   ABN-Amro
     1.300%, dated 07/30/04, to be
     repurchased on 08/02/04,
     repurchase price $72,007,800,
     (collateralized by a U.S.
     Treasury Obligation, total
     market value $73,440,484)        72,000   72,000

--------------------------------------------------------
                                   FACE AMOUNT  VALUE
DESCRIPTION                           (000)     (000)
--------------------------------------------------------

   Deutsche Bank
     1.310%, dated 07/30/04, to be
     repurchased on 08/02/04,
     repurchase price $71,292,577,
     (collateralized by a U.S.
     Treasury Obligation, total
     market value $72,711,192)       $71,285 $ 71,285
--------------------------------------------------------
   TOTAL REPURCHASE AGREEMENTS
     (COST $143,285)                          143,285
--------------------------------------------------------
   TOTAL INVESTMENTS -- 100.1%
     (COST $326,143)                          326,143
--------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (0.1)%
Investment Advisory Fees Payable                  (93)
Administration Fees Payable                       (31)
Shareholder Servicing Fees Payable                (28)
Distribution Fees Payable                         (16)
Custodian Fees Payable                            (14)
Transfer Agent Fees Payable                        (5)
Trustees' Fees Payable                             (3)
Other Assets and Liabilities, Net                  (4)
--------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES            (194)
--------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                $325,949
--------------------------------------------------------

NET ASSETS:
Paid in Capital (unlimited
  authorization -- no par value)             $325,949
--------------------------------------------------------
   TOTAL NET ASSETS                          $325,949
--------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS SHARES
   ($177,779,794 / 177,779,859 SHARES)          $1.00
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- INSTITUTIONAL
   SWEEP CLASS SHARES
   ($71,656,122 / 71,655,998 SHARES)            $1.00
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES
   ($76,512,888 / 76,512,949 SHARES)            $1.00

(A) Tri-party Repurchase Agreement

(B) The rate reported is the effective yield at time of purchase.

The accompanying notes are an integral part of the financial statements.

-----------------------
STATEMENT OF NET ASSETS
-----------------------
--------------------------------------------------------------------------------

STRATEGIC INCOME BOND FUND

--------------------------------------------------------------------------------
[Pie Chart Graphic Omitted]
Plot points are as follows:

Cash Equivalents 7.2%
U.S. Treasury Obligations 9.1%
Foreign Governments 0.4%
Corporate Bonds 35.0%
U.S. Government Agency Obligations 23.4%
U.S. Government Mortgage-Backed Obligations 19.1%
Commercial  Paper 4.7%
Collateralized Mortgage Obligation 1.1%

% of Total Portfolio Investments

--------------------------------------------------------
                                   FACE AMOUNT  VALUE
DESCRIPTION                           (000)     (000)
--------------------------------------------------------

CORPORATE BONDS -- 34.8%
   Agriculture -- 2.9%
     Cargill 144A
      4.375%, 06/01/13                $2,000  $ 1,874
--------------------------------------------------------
   TOTAL AGRICULTURE                            1,874
--------------------------------------------------------

   Automotive -- 6.5%
     DaimlerChrysler Holding
      6.400%, 05/15/06                 2,000    2,107
     General Motors
      7.100%, 03/15/06                   750      782
      6.125%, 08/28/07                 1,250    1,310
--------------------------------------------------------
   TOTAL AUTOMOTIVE                             4,199
--------------------------------------------------------

   Banks -- 6.3%
     Bank One
      6.500%, 02/01/06                 2,000    2,107
     Citigroup
      4.125%, 06/30/05                 1,000    1,015
     US Bancorp MTN
      2.750%, 03/30/06                 1,000      999
--------------------------------------------------------
   TOTAL BANKS                                  4,121
--------------------------------------------------------

--------------------------------------------------------
                                   FACE AMOUNT  VALUE
DESCRIPTION                           (000)     (000)
--------------------------------------------------------

   Chemicals -- 0.3%
     E I Du Pont de Nemours
      6.750%, 10/15/04                $  200  $   202
--------------------------------------------------------
   TOTAL CHEMICALS                                202
--------------------------------------------------------

   Financial Services -- 10.6%
     American General Finance MTN,
      Series F
      5.910%, 06/12/06                  500       525
     Bear Stearns
      3.000%, 03/30/06                 1,000    1,001
     Boeing Capital
      6.500%, 02/15/12                 1,000    1,090
     Caterpillar Financial Services
      2.500%, 09/15/04                   500      500
     First Data
      3.375%, 08/01/08                   400      391
     Ford Motor Credit
      7.375%, 02/01/11                   650      690
      6.500%, 01/25/07                 1,000    1,055
     General Electric Capital MTN,
      Series A
      6.875%, 11/15/10                   500      561
     Lehman Brothers Holdings
      7.000%, 02/01/08                 1,000    1,099
--------------------------------------------------------
   TOTAL FINANCIAL SERVICES                     6,912
--------------------------------------------------------

   Food, Beverage & Tobacco -- 0.9%
     Campbell Soup
      6.750%, 02/15/11                   500      559
--------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                 559
--------------------------------------------------------

   Retail -- 0.8%
     Target
      5.375%, 06/15/09                   500      524
--------------------------------------------------------
   TOTAL RETAIL                                   524
--------------------------------------------------------

   Semi-Conductors & Instruments -- 2.4%
     Texas Instruments
      6.125%, 02/01/06                 1,500    1,573
--------------------------------------------------------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS          1,573
--------------------------------------------------------

   Telephones & Telecommunication -- 3.3%
     Alltel
      6.500%, 11/01/13                 1,000    1,078
     SBC Communications
      5.875%, 08/15/12                 1,000    1,039
--------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION         2,117
--------------------------------------------------------

                                                 [GRAPHIC OF LIGHTHOUSE OMITTED]
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME BOND FUND

--------------------------------------------------------------------------------

--------------------------------------------------------
                                   FACE AMOUNT  VALUE
DESCRIPTION                           (000)     (000)
--------------------------------------------------------

   Utilities -- 0.8%
     Alabama Power, Series G
      5.375%, 10/01/08                $  500  $   523
--------------------------------------------------------
   TOTAL UTILITIES                                523
--------------------------------------------------------
   TOTAL CORPORATE BONDS (COST $22,139)        22,604
--------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 23.1%
   FHLMC
     4.375%, 02/04/10                  2,500    2,484
     1.228%, 10/26/04 (A)              1,500    1,495
   FNMA
     5.500%, 03/15/11                  1,500    1,583
     5.250%, 08/01/12                  1,000    1,013
     1.280%, 08/05/04 (A)              3,000    3,000
     1.237%, 12/01/04 (A)              3,000    2,983
     1.109%, 11/18/04 (A)              2,500    2,488
--------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY
     OBLIGATIONS (COST $15,023)                15,046
--------------------------------------------------------

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS -- 18.9%
   FHLMC
     7.000%, 12/01/06                      4        4
     7.000%, 12/01/14                     21       23
     7.000%, 04/01/15                     39       41
     5.000%, 10/01/16                    910      917
     3.500%, 02/15/14                    584      587
   FNMA
     7.500%, 04/01/15                     --       --
     7.500%, 12/01/30                     42       45
     7.000%, 12/01/06                      8        8
     7.000%, 07/01/07                     17       17
     7.000%, 12/01/09                     32       34
     6.500%, 01/01/32                    587      614
     5.000%, 10/01/18                    902      910
     5.000%, 12/01/18                    974      982
     4.500%, 07/01/18                  1,770    1,744
     4.000%, 09/01/10                  1,774    1,741
   GNMA
     7.500%, 08/15/12                     37       40
     7.500%, 09/15/13                     30       32
     7.500%, 12/20/29                     12       13
     7.500%, 06/15/30                     73       78
     6.500%, 06/15/08                      3        3
     6.500%, 10/15/08                      7        7
     6.500%, 09/15/13                     89       95
     6.500%, 04/15/14                     42       45

--------------------------------------------------------
                                   FACE AMOUNT  VALUE
DESCRIPTION                           (000)     (000)
--------------------------------------------------------

   GNMA -- (continued)
     6.500%, 03/15/31                 $   74  $    77
     6.500%, 07/15/31                    762      798
     5.000%, 09/15/17                    628      639
     5.000%, 09/15/17                     36       36
     5.000%, 12/15/17                    864      879
     5.000%, 10/15/18                     73       74
     5.000%, 11/15/18                     79       81
     5.000%, 01/15/19                    514      522
     5.000%, 01/15/19                    934      948
     5.000%, 03/15/33                    112      110
     5.000%, 04/15/33                     40       40
     5.000%, 06/15/33                     52       51
     5.000%, 06/15/33                     79       78
--------------------------------------------------------
   TOTAL U.S. GOVERNMENT MORTGAGE
     BACKED OBLIGATIONS (COST $12,346)         12,313
--------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 9.0%
   U.S. Treasury Notes
     7.500%, 02/15/05                  1,350    1,391
     6.625%, 05/15/07                    550      602
     6.500%, 08/15/05                  1,000    1,045
     6.000%, 08/15/04                    500      501
     5.875%, 11/15/04                    500      506
     4.875%, 02/15/12                  1,250    1,302
     3.125%, 05/15/07                    500      502
--------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS
     (COST $5,697)                              5,849
--------------------------------------------------------

COMMERCIAL PAPER -- 4.6%
   Banks -- 3.1%
     Lasalle Bank
      1.260%, 08/10/04                 2,000    1,999
--------------------------------------------------------
   TOTAL BANKS                                  1,999
--------------------------------------------------------

   FINANCIAL SERVICES -- 1.5%
     Prudential Financial 4(2) 144A
      1.250%, 08/12/04                 1,000    1,000
--------------------------------------------------------
   TOTAL FINANCIAL SERVICES                     1,000
--------------------------------------------------------
   TOTAL COMMERCIAL PAPER (COST $2,999)         2,999
--------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATION -- 1.1%
   FHLMC
     6.000%, 10/15/07                    704      704
--------------------------------------------------------
   TOTAL COLLATERALIZED MORTGAGE
     OBLIGATION (COST $708)                       704
--------------------------------------------------------

-----------------------
STATEMENT OF NET ASSETS
-----------------------
--------------------------------------------------------------------------------

STRATEGIC INCOME BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------
                                   FACE AMOUNT  VALUE
DESCRIPTION                       (000)/SHARES  (000)
--------------------------------------------------------
FOREIGN GOVERNMENT -- 0.4%
     Province of Manitoba
      4.250%, 11/20/06                $  250  $   257
--------------------------------------------------------
   TOTAL FOREIGN GOVERNMENT (COST $256)           257
--------------------------------------------------------

CASH EQUIVALENTS -- 7.1%
     Federated Treasury Obligation
       Money Market Fund           2,278,787    2,279
     SEI Daily Income Trust
       Treasury Fund               2,358,157    2,358
--------------------------------------------------------
   TOTAL CASH EQUIVALENTS (COST $4,637)         4,637
--------------------------------------------------------
   TOTAL INVESTMENTS -- 99.0% (COST $63,805)   64,409
--------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 1.0%
Investment Advisory Fees Payable                  (24)
Administration Fees Payable                        (6)
Transfer Agent Fees Payable                        (5)
Custodian Fees Payable                             (3)
Shareholder Servicing Fees Payable                 (1)
Trustees' Fees Payable                             (1)
Other Assets and Liabilities, Net                 694
--------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES             654
--------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                 $65,063
--------------------------------------------------------

NET ASSETS:
Paid in Capital (unlimited
  authorization -- no par value)              $63,987
Distributions in excess of net
  investment income                               (11)
Accumulated net realized gain
  on investments                                  483
Net unrealized appreciation
  on investments                                  604
--------------------------------------------------------
   TOTAL NET ASSETS                           $65,063
--------------------------------------------------------


--------------------------------------------------------

--------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS SHARES
   ($57,918,548 / 3,715,715 SHARES)            $15.59
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES
   ($7,032,656 / 451,759 SHARES)               $15.57
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($15.57 / 96.00%)            $16.22
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C SHARES
   ($111,461 / 7,142 SHARES)                   $15.61

(A) The rate shown represents the security's effective yield at time of purchase.

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

MTN -- Medium Term Note

144A -- Securities sold within the terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to the dealers in that program or other "accredited investors."

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                 [GRAPHIC OF LIGHTHOUSE OMITTED]
-----------------------
STATEMENT OF NET ASSETS                                JULY 31, 2004 (UNAUDITED)
-----------------------
--------------------------------------------------------------------------------

VALUE FUND

--------------------------------------------------------------------------------
[Pie Chart Graphic Omitted]
Plot points are as follows:

Telecommunication Services 1.5%
Cash Equivalents 0.6%
Financials  29.7%
Industrials 16.2%
Consumer Discretionary  15.9%
Materials 12.1%
Utilities 9.6%
Energy 6.2%
Consumer Staples 5.7%
Health Care 2.5%

% of Total Portfolio Investments

--------------------------------------------------------
                                                VALUE
DESCRIPTION                           SHARES    (000)
--------------------------------------------------------

COMMON STOCK -- 99.5%
   Aerospace & Defense -- 1.4%
     Rockwell Collins                 28,000  $   958
--------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                      958
--------------------------------------------------------

   Agriculture -- 2.7%
     Archer-Daniels-Midland           52,000      803
     Monsanto                         28,000    1,015
--------------------------------------------------------
   TOTAL AGRICULTURE                            1,818
--------------------------------------------------------

   Automotive -- 5.0%
     Ford Motor                       70,000    1,031
     General Motors                   17,000      733
     Lear                             13,000      717
     Paccar                           15,000      899
--------------------------------------------------------
   TOTAL AUTOMOTIVE                             3,380
--------------------------------------------------------

   Banks -- 9.9%
     Associated Banc-Corp             27,000      813
     Bank of America                  10,000      850
     Golden West Financial             7,000      748
     JPMorgan Chase                   21,000      784
     Marshall & Ilsley                21,000      807

--------------------------------------------------------
                                                VALUE
DESCRIPTION                           SHARES    (000)
--------------------------------------------------------

   Banks -- (continued)
     SunTrust Banks                   14,000  $   923
     Wachovia                         20,000      886
     Wells Fargo                      17,000      976
--------------------------------------------------------
   TOTAL BANKS                                  6,787
--------------------------------------------------------

   Building & Construction -- 6.8%
     Brunswick                        25,000      976
     Centex                           18,000      764
     D.R. Horton                      30,000      829
     Masco                            35,000    1,058
     Pulte Homes                      19,000    1,038
--------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                4,665
--------------------------------------------------------

   Coal Mining -- 1.8%
     Peabody Energy                   22,000    1,236
--------------------------------------------------------
   TOTAL COAL MINING                            1,236
--------------------------------------------------------

   Containers & Packaging -- 2.8%
     Bemis                            36,000      953
     Tupperware                       54,000      927
--------------------------------------------------------
   TOTAL CONTAINERS & PACKAGING                 1,880
--------------------------------------------------------

   Electrical Utilities -- 5.5%
     Centerpoint Energy               85,000      987
     Constellation Energy Group       21,000      810
     TXU                              25,000      991
     WPS Resources                    21,000      964
--------------------------------------------------------
   TOTAL ELECTRICAL UTILITIES                   3,752
--------------------------------------------------------

   Financial Services -- 10.0%
     American Express                 16,000      804
     Bear Stearns                     10,000      834
     Capital One Financial            13,000      901
     Citigroup                        18,000      793
     Countrywide Financial            16,500    1,190
     Goldman Sachs Group               9,000      794
     Lehman Brothers Holdings         11,000      771
     Morgan Stanley                   15,000      740
--------------------------------------------------------
   TOTAL FINANCIAL SERVICES                     6,827
--------------------------------------------------------

   Food, Beverage & Tobacco -- 2.3%
     Coca-Cola Enterprises            35,000      714
     Pepsi Bottling Group             31,000      863
--------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO               1,577
--------------------------------------------------------

-----------------------
STATEMENT OF NET ASSETS
-----------------------
--------------------------------------------------------------------------------

VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------
                                                VALUE
DESCRIPTION                           SHARES    (000)
--------------------------------------------------------

   Gas & Natural Gas -- 2.9%
     National Fuel Gas                39,000  $   996
     Sempra Energy                    27,000      965
--------------------------------------------------------
   TOTAL GAS & NATURAL GAS                      1,961
--------------------------------------------------------

   Hotels & Lodging -- 1.3%
     Carnival                         19,000      886
--------------------------------------------------------
   TOTAL HOTELS & LODGING                         886
--------------------------------------------------------

   Industrials -- 3.5%
     Cummins                          15,000    1,042
     Nucor                            16,000    1,338
--------------------------------------------------------
   TOTAL INDUSTRIALS                            2,380
--------------------------------------------------------

   Insurance -- 9.8%
     Allstate                         22,000    1,036
     AMBAC Financial Group            10,000      711
     Chubb                            15,000    1,032
     Everest Re Group Ltd.            10,000      735
     Fidelity National Financial      24,200      877
     Lincoln National                 20,000      874
     Metlife                          20,000      713
     Torchmark                        14,000      732
--------------------------------------------------------
   TOTAL INSURANCE                              6,710
--------------------------------------------------------

   Manufacturing -- 3.9%
     Crane                            27,000      751
     Eaton                            16,000    1,034
     Ingersoll-Rand, Cl A             13,000      893
--------------------------------------------------------
   TOTAL MANUFACTURING                          2,678
--------------------------------------------------------

   Medical Products & Services -- 2.5%
     Aetna                            11,000      944
     Pacificare Health Systems*       26,000      795
--------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES            1,739
--------------------------------------------------------

   Metals & Mining -- 2.9%
     Phelps Dodge                     12,000      936
     Precision Castparts              19,000    1,070
--------------------------------------------------------
   TOTAL METALS & MINING                        2,006
--------------------------------------------------------

   Miscellaneous Business Services -- 2.5%
     Cendant                          40,000      915
     Energizer Holdings*              21,000      800
--------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES        1,715
--------------------------------------------------------

--------------------------------------------------------
                                                VALUE
DESCRIPTION                           SHARES    (000)
--------------------------------------------------------

   Paper & Paper Products -- 2.5%
     Georgia-Pacific                  27,000  $   907
     Louisiana-Pacific                35,000      829
--------------------------------------------------------
   TOTAL PAPER & PAPER PRODUCTS                 1,736
--------------------------------------------------------

   Petroleum & Fuel Products -- 4.4%
     Burlington Resources             26,000      993
     ConocoPhillips                   13,000    1,024
     Occidental Petroleum             20,000      985
--------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS              3,002
--------------------------------------------------------

   Retail -- 5.5%
     Applebees International          33,000      879
     BJ's Wholesale Club*             32,000      746
     J.C. Penney Holding              29,000    1,160
     McDonald's                       35,000      963
--------------------------------------------------------
   TOTAL RETAIL                                 3,748
--------------------------------------------------------

   Rubber & Plastic -- 1.5%
     Cytec Industries                 22,000    1,025
--------------------------------------------------------
   TOTAL RUBBER & PLASTIC                       1,025
--------------------------------------------------------

   Telephones & Telecommunication -- 1.5%
     SBC Communications               41,000    1,039
--------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION         1,039
--------------------------------------------------------

   Transportation Services -- 5.4%
     Norfolk Southern                 50,000    1,334
     Overseas Shipholding Group       28,000    1,257
     Ryder System                     25,000    1,073
--------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                3,664
--------------------------------------------------------

   Utilities -- 1.2%
     Exelon                           24,000      838
--------------------------------------------------------
   TOTAL UTILITIES                                838
--------------------------------------------------------
   TOTAL COMMON STOCK (COST $56,007)           68,007
--------------------------------------------------------

CASH EQUIVALENT -- 0.6%
     SEI Daily Income Trust
       Treasury Fund                 396,317      396
--------------------------------------------------------
   TOTAL CASH EQUIVALENT (COST $396)              396
--------------------------------------------------------
   TOTAL INVESTMENTS -- 100.1%
     (COST $56,403)                            68,403
--------------------------------------------------------

                                                 [GRAPHIC OF LIGHTHOUSE OMITTED]
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

VALUE FUND

--------------------------------------------------------------------------------

--------------------------------------------------------
                                                VALUE
                                                (000)
--------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (0.1)%
Investment Advisory Fees Payable              $   (46)
Administration Fees Payable                        (7)
Transfer Agent Fees Payable                        (4)
Custodian Fees Payable                             (3)
Shareholder Servicing Fees Payable                 (3)
Trustees' Fees Payable                             (1)
Other Assets and Liabilities, Net                  23
--------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES             (41)
--------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                 $68,362
--------------------------------------------------------

NET ASSETS:
Paid in Capital (unlimited
  authorization -- no par value)              $55,429
Undistributed net investment income                 3
Accumulated net realized gain on investments      930
Net unrealized appreciation on investments     12,000
--------------------------------------------------------
   TOTAL NET ASSETS                           $68,362
--------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS SHARES
   ($53,855,390 / 2,723,100 SHARES)            $19.78
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES
   ($14,154,148 / 717,122 SHARES)              $19.74
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($19.74 / 94.75%)            $20.83
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C SHARES
   ($352,493 / 18,055 SHARES)                  $19.52

* Non-income producing security.

Cl -- Class

Ltd. -- Limited

The accompanying notes are an integral part of the financial statements.

-----------------------
STATEMENT OF NET ASSETS
-----------------------
--------------------------------------------------------------------------------

GROWTH FUND

--------------------------------------------------------------------------------
[Pie Chart Graphic Omitted]
Plot points are as follows:

Telecommunication Services 1.5%
Cash Equivalents 1.8%
Consumer Discretionary  29.2%
Information Technology 21.3%
Health Care 16.1%
Industrials 14.9%
Energy 6.8%
Consumer Staples 5.8%
Financials  2.6%

% of Total Portfolio Investments
--------------------------------------------------------
                                                VALUE
DESCRIPTION                           SHARES    (000)
--------------------------------------------------------
COMMON STOCK -- 98.4%
   Automotive -- 2.8%
     Copart*                          30,000  $   667
     Johnson Controls                 10,000      565
--------------------------------------------------------
   TOTAL AUTOMOTIVE                             1,232
--------------------------------------------------------

   Building & Construction -- 4.0%
     Dycom Industries*                20,000      539
     KB Home                          10,000      640
     Lennar, Cl A                     14,000      598
--------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                1,777
--------------------------------------------------------

   Communications Equipment -- 1.4%
     Scientific-Atlanta               21,000      646
--------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT                 646
--------------------------------------------------------

   Computer Software -- 6.1%
     Adobe Systems                    14,000      591
     Electronic Arts*                 14,000      702
     Symantec*                        19,000      888
     Transaction Systems
      Architects, Cl A*               31,000      530
--------------------------------------------------------
   TOTAL COMPUTER SOFTWARE                      2,711
--------------------------------------------------------

--------------------------------------------------------
                                                VALUE
DESCRIPTION                           SHARES    (000)
--------------------------------------------------------

   Computers & Services -- 6.9%
     Autodesk                         22,000  $   884
     Computer Sciences*               13,000      614
     Hewlett-Packard                  25,000      504
     International Game Technology    15,000      485
     Lexmark International, Cl A*      7,000      620
--------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                   3,107
--------------------------------------------------------

   Consumer Products -- 3.8%
     Nike                              9,000      654
     Reebok International Ltd.        14,000      477
     Timberland, Cl A*                10,000      581
--------------------------------------------------------
   TOTAL CONSUMER PRODUCTS                      1,712
--------------------------------------------------------

   Electronic Components & Equipment -- 1.3%
     Arrow Electronics*               25,000      591
--------------------------------------------------------
   TOTAL ELECTRONIC COMPONENTS & EQUIPMENT        591
--------------------------------------------------------

   Financial Services -- 1.2%
     MBNA                             22,000      543
--------------------------------------------------------
   TOTAL FINANCIAL SERVICES                       543
--------------------------------------------------------

   Food, Beverage & Tobacco -- 2.9%
     Constellation Brands, Cl A*      17,000      644
     Tyson Foods, Cl A                34,000      648
--------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO               1,292
--------------------------------------------------------

   Hotels & Lodging -- 2.8%
     Harrah's Entertainment           13,000      604
     Marriott International, Cl A     13,000      635
--------------------------------------------------------
   TOTAL HOTELS & LODGING                       1,239
--------------------------------------------------------

   Insurance -- 1.4%
--------------------------------------------------------
   TOTAL INSURANCE                                613
--------------------------------------------------------

   Machinery -- 2.8%
     Caterpillar                       8,000      588
     Graco                            21,000      661
--------------------------------------------------------
   TOTAL MACHINERY                              1,249
--------------------------------------------------------

   Manufacturing -- 1.9%
     Coach*                           20,000      856
--------------------------------------------------------
   TOTAL MANUFACTURING                            856
--------------------------------------------------------

                                                 [GRAPHIC OF LIGHTHOUSE OMITTED]
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------
                                                VALUE
DESCRIPTION                           SHARES    (000)
--------------------------------------------------------

   Medical Products & Services -- 14.6%
     Beckman Coulter                  11,000  $   607
     Becton Dickinson                 12,000      567
     Boston Scientific*               15,000      574
     Coventry Health Care*            13,000      664
     LifePoint Hospitals*             17,000      568
     Manor Care                       20,000      625
     Quest Diagnostics                 5,000      410
     UnitedHealth Group               11,000      692
     Varian Medical Systems*           8,000      552
     WellPoint Health Networks*        6,000      607
     Zimmer Holdings*                  9,000      687
--------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES            6,553
--------------------------------------------------------

   Miscellaneous Business Services -- 1.3%
     Manpower                         13,000      566
--------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES          566
--------------------------------------------------------

   Miscellaneous Consumer Services -- 1.7%
     Brink's                          23,000      744
--------------------------------------------------------
   TOTAL MISCELLANEOUS CONSUMER SERVICES          744
--------------------------------------------------------

   Motorcycles, Bicycles & Parts -- 1.3%
     Harley-Davidson                  10,000      599
--------------------------------------------------------
   TOTAL MOTORCYCLES, BICYCLES & PARTS            599
--------------------------------------------------------

   Petroleum & Fuel Products -- 3.4%
     Pogo Producing                   13,000      577
     XTO Energy                       32,000      957
--------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS              1,534
--------------------------------------------------------

   Petroleum Refining -- 3.4%
     Sunoco                           11,000      750
     Valero Energy                    10,000      749
--------------------------------------------------------
   TOTAL PETROLEUM REFINING                     1,499
--------------------------------------------------------

   Retail -- 17.2%
     American Eagle Outfitters*       23,000      754
     AnnTaylor Stores*                24,000      644
     Barnes & Noble*                  17,000      584
     Chico's FAS*                     15,000      628
     Claire's Stores                  32,000      738
--------------------------------------------------------

--------------------------------------------------------
                                                VALUE
DESCRIPTION                           SHARES    (000)
--------------------------------------------------------

   Retail -- (continued)
     Costco Wholesale                 16,000  $   651
     CVS                              16,000      670
     Gap                              28,000      636
     Home Depot                       17,000      573
     RadioShack                       18,000      503
     Ruby Tuesday                     23,000      664
     Staples                          22,400      647
--------------------------------------------------------
   TOTAL RETAIL                                 7,692
--------------------------------------------------------

   Semi-Conductors & Instruments -- 6.3%
     Applied Materials*               30,000      509
     International Rectifier*         16,000      627
     National Semiconductor*          30,000      515
     Silicon Laboratories*            14,000      494
     Waters*                          15,000      658
--------------------------------------------------------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS          2,803
--------------------------------------------------------

   Telephones & Telecommunication -- 3.3%
     Nextel Communications, Cl A*     30,000      683
     Plantronics*                     21,000      812
--------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION         1,495
--------------------------------------------------------

   Transportation Services -- 4.9%
     CNF                              17,000      701
     FedEx                             7,000      573
     JB Hunt Transport Services       24,000      922
--------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                2,196
--------------------------------------------------------

   Utilities -- 1.7%
     Ametek                           24,000      740
--------------------------------------------------------
   TOTAL UTILITIES                                740
--------------------------------------------------------
   TOTAL COMMON STOCK (COST $37,020)           43,989
--------------------------------------------------------

CASH EQUIVALENTS -- 1.8%
     Federated Treasury Obligation
       Money Market Fund              45,351       45
     SEI Daily Income Trust
       Treasury Fund                 782,222      782
--------------------------------------------------------
   TOTAL CASH EQUIVALENTS (COST $827)             827
--------------------------------------------------------
   TOTAL INVESTMENTS -- 100.2% (COST $37,847)  44,816
--------------------------------------------------------

-----------------------
STATEMENT OF NET ASSETS
-----------------------
--------------------------------------------------------------------------------

GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------
                                                VALUE
                                                 (000)
--------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.2)%
Investment Advisory Fees Payable                $ (29)
Administration Fees Payable                        (5)
Transfer Agent Fees Payable                        (5)
Custodian Fees Payable                             (2)
Shareholder Servicing Fees Payable                 (2)
Trustees' Fees Payable                             (1)
Other Assets and Liabilities, Net                 (25)
--------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES             (69)
--------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                 $44,747
--------------------------------------------------------

NET ASSETS:
Paid in Capital (unlimited
  authorization -- no par value)              $39,603
Accumulated net investment loss                  (106)
Accumulated net realized loss on investments   (1,719)
Net unrealized appreciation on investments      6,969
--------------------------------------------------------
   TOTAL NET ASSETS                           $44,747
--------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS SHARES
   ($34,189,330 / 2,332,856 SHARES)            $14.66
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES
   ($10,357,154 / 711,832 SHARES)              $14.55
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($14.55 / 94.75%)            $15.36
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C SHARES
   ($200,213 / 14,120 SHARES)                  $14.18

* Non-income producing security.

Cl -- Class

Ltd. -- Limited

The accompanying notes are an integral part of the financial statements.

                                                 [GRAPHIC OF LIGHTHOUSE OMITTED]
-----------------------
STATEMENT OF NET ASSETS                                JULY 31, 2004 (UNAUDITED)
-----------------------
--------------------------------------------------------------------------------

BURKENROAD FUND

--------------------------------------------------------------------------------
[Pie Chart Graphic Omitted]
Plot points are as follows:

Information Technology 1.4%
Telecommunication Services 1.1%
Consumer Discretionary  25.5%
Energy 20.0%
Industrials 17.4%
Financials  16.7%
Consumer Staples 4.8%
Cash Equivalents 4.6%
Health Care 3.2%
Materials 3.1%
Utilities 2.2%

% of Total Portfolio Investments

--------------------------------------------------------
                                                VALUE
DESCRIPTION                           SHARES    (000)
--------------------------------------------------------

COMMON STOCK -- 95.4%
   Aerospace & Defense -- 4.5%
     Airtran Holdings*                 6,000   $   67
     Armor Holdings*                   3,000      110
     Petroleum Helicopters*            5,000      110
--------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                      287
--------------------------------------------------------

   Apparel & Textiles -- 1.1%
     Russell                           4,000       71
--------------------------------------------------------
   TOTAL APPAREL & TEXTILES                        71
--------------------------------------------------------

   Automotive -- 0.9%
     Group 1 Automotive*               2,000       59
--------------------------------------------------------
   TOTAL AUTOMOTIVE                                59
--------------------------------------------------------

   Banks -- 10.7%
     Alabama National Bancorp          2,000      115
     Britton & Koontz Capital          6,000      100
     IBERIABANK                        3,000      168
     Midsouth Bancorp                  4,000      134
     Teche Holding                     4,000      157
--------------------------------------------------------
   TOTAL BANKS                                    674
--------------------------------------------------------

--------------------------------------------------------
                                                VALUE
DESCRIPTION                           SHARES    (000)
--------------------------------------------------------
   Building & Construction -- 1.6%
     Craftmade International           5,000   $  100
--------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                  100
--------------------------------------------------------

   Commercial Services -- 2.0%
     Team*                             8,000      125
--------------------------------------------------------
   TOTAL COMMERCIAL SERVICES                      125
--------------------------------------------------------

   Computers & Services -- 1.1%
     InterVoice*                       8,000       70
--------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                      70
--------------------------------------------------------

   Consumer Products -- 3.6%
     Helen of Troy Ltd.*               3,000       94
     Marine Products                   8,000      132
--------------------------------------------------------
   TOTAL CONSUMER PRODUCTS                        226
--------------------------------------------------------

   Correctional Institutions -- 1.2%
     Geo Group*                        4,000       74
--------------------------------------------------------
   TOTAL CORRECTIONAL INSTITUTIONS                 74
--------------------------------------------------------

   Drugs -- 1.4%
     First Horizon Pharmaceutical*     5,000       87
--------------------------------------------------------
   TOTAL DRUGS                                     87
--------------------------------------------------------

   Financial Services -- 1.3%
--------------------------------------------------------
   TOTAL FINANCIAL SERVICES                        80
--------------------------------------------------------

   Food, Beverage & Tobacco -- 4.8%
     National Beverage*               10,000       83
     Riviana Foods                     3,000       77
     Sanderson Farms                   3,000      145
--------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                 305
--------------------------------------------------------

   Funeral Services -- 2.2%
     Stewart Enterprises, Cl A*       20,000      139
--------------------------------------------------------
   TOTAL FUNERAL SERVICES                         139
--------------------------------------------------------

   Gas & Natural Gas -- 2.2%
     EnergySouth                       3,500      138
--------------------------------------------------------
   TOTAL GAS & NATURAL GAS                        138
--------------------------------------------------------

-----------------------
STATEMENT OF NET ASSETS
-----------------------
--------------------------------------------------------------------------------

BURKENROAD FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------
                                                VALUE
DESCRIPTION                           SHARES    (000)
--------------------------------------------------------

   Hotels & Lodging -- 1.3%
     Isle of Capri Casinos*            5,000   $   81
--------------------------------------------------------
   TOTAL HOTELS & LODGING                          81
--------------------------------------------------------

   Leasing & Renting -- 1.5%
     Aaron Rents                       3,000       96
--------------------------------------------------------
   TOTAL LEASING & RENTING                         96
--------------------------------------------------------

   Medical Products & Services -- 1.9%
     Orthodontic Centers of America*   8,000       54
     Pediatrix Medical Group*          1,000       63
--------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES              117
--------------------------------------------------------

   Metals & Mining -- 4.7%
     Commercial Metals                 4,000      139
     Encore Wire*                      4,000       72
     Shaw Group*                       9,000       89
--------------------------------------------------------
   TOTAL METALS & MINING                          300
--------------------------------------------------------

   Office Furniture & Fixtures -- 1.4%
     Global Imaging Systems*           3,000       91
--------------------------------------------------------
   TOTAL OFFICE FURNITURE & FIXTURES               91
--------------------------------------------------------

   Paper & Paper Products -- 0.9%
     Schweitzer-Mauduit International  2,000       57
--------------------------------------------------------
   TOTAL PAPER & PAPER PRODUCTS                    57
--------------------------------------------------------

   Petroleum & Fuel Products -- 17.8%
     Cabot Oil & Gas                   2,200       97
     Callon Petroleum*                11,000      148
     Denbury Resources*                7,000      153
     Gulf Island Fabrication           7,000      141
     KCS Energy*                      12,000      177
     Magnum Hunter Resources*          9,000       96
     RPC                               6,000       93
     Stone Energy*                     2,400      109
     Superior Energy Services*        10,000      112
--------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS              1,126
--------------------------------------------------------

--------------------------------------------------------
                                                VALUE
DESCRIPTION                           SHARES    (000)
--------------------------------------------------------
   Real Estate Investment Trust -- 4.7%
     Eastgroup Properties              4,500   $  146
     Parkway Properties                3,500      154
--------------------------------------------------------
   TOTAL REAL ESTATE INVESTMENT TRUST             300
--------------------------------------------------------

   Retail -- 12.6%
     Haverty Furniture                 2,400       44
     Hibbett Sporting Goods*           5,600      107
     Landry's Restaurants              3,000       91
     Movie Gallery                     3,500       61
     Rare Hospitality International*   2,300       65
     Sonic*                            6,000      138
     Stein Mart*                       7,000      127
     Tuesday Morning*                  5,000      161
--------------------------------------------------------
   TOTAL RETAIL                                   794
--------------------------------------------------------

   Services -- 2.5%
     Gevity HR                         3,000       62
     Rollins                           4,100       95
--------------------------------------------------------
   SERVICES                                       157
--------------------------------------------------------

   Transportation Services -- 3.0%
     Allied Holdings*                 22,000       76
     Kirby*                            3,000      116
--------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                  192
--------------------------------------------------------

   Utilities -- 2.2%
     Cleco                             8,000      138
--------------------------------------------------------
   TOTAL UTILITIES                                138
--------------------------------------------------------

   Wholesale -- 2.3%
     SCP Pool                          3,500      144
--------------------------------------------------------
   TOTAL WHOLESALE                                144
--------------------------------------------------------
   TOTAL COMMON STOCK (COST $5,125)             6,028
--------------------------------------------------------

CASH EQUIVALENTS -- 4.6%
     Federated Treasury Obligation
       Money Market Fund             146,058      146
     SEI Daily Income Trust
       Treasury Fund                 144,881      145
--------------------------------------------------------
   TOTAL CASH EQUIVALENTS (COST $291)             291
--------------------------------------------------------
   TOTAL INVESTMENTS -- 100.0%
     (COST $5,416)                              6,319
--------------------------------------------------------

                                                 [GRAPHIC OF LIGHTHOUSE OMITTED]
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

BURKENROAD FUND

--------------------------------------------------------------------------------

--------------------------------------------------------
                                                VALUE
                                                (000)
--------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Investment Advisory Fees Payable               $   (2)
Transfer Agent Fees Payable                        (3)
Administration Fees Payable                        (1)
Custodian Fees Payable                             (1)
Shareholder Servicing Fees Payable                 (1)
Other Assets and Liabilities, Net                   5
--------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES              (3)
--------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                  $6,316
--------------------------------------------------------

NET ASSETS:
Paid in Capital (unlimited
  authorization -- no par value)               $5,451
Accumulated net investment loss                    (5)
Accumulated net realized loss on investments      (33)
Net unrealized appreciation on investments        903
--------------------------------------------------------
   TOTAL NET ASSETS                            $6,316
--------------------------------------------------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES
   ($4,072,097 / 187,987 SHARES)               $21.66
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($21.66 / 94.75%)            $22.86
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D SHARES
   ($2,244,366 / 104,106 SHARES)               $21.56

* Non-income producing security.

Cl -- Class

Ltd. -- Limited

The accompanying notes are an integral part of the financial statements.

                      This page intentionally left blank.

--------------------------------
 STATEMENTS OF OPERATIONS (000)
--------------------------------

                                                                                                     [Graphic of Lighthouse Omitted]
                                                                                  FOR THE SIX MONTHS ENDED JULY 31, 2004 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                     TREASURY SECURITIES  STRATEGIC INCOME
                                      MONEY MARKET FUND      BOND FUND          VALUE FUND        GROWTH FUND     BURKENROAD FUND
                                     -------------------  ----------------      ----------        -----------     ---------------
INVESTMENT INCOME:
   Interest income                          $1,246            $ 1,265            $     5            $     4            $  1
   Dividend income                              --                 --                497                135              30
                                            ------            -------            -------            -------            ----
   TOTAL INVESTMENT INCOME                   1,246              1,265                502                139              31
                                            ------            -------            -------            -------            ----
 EXPENSES:
   Investment advisory fees                    483                185                258                170              23
   Administration fees                         146                 37                 39                 26               3
   12b-1 fees - Class A                        104                 --                 --                 --              --
   12b-1 fees - Class C                        n/a                 --                  1                  1             n/a
   12b-1 fees - Class D                        n/a                n/a                n/a                n/a               2
   Shareholder servicing fees -
     Institutional Sweep Class                  67                n/a                n/a                n/a             n/a
   Shareholder servicing fees - Class A        104                  8                 15                 10               4
   Shareholder servicing fees - Class C        n/a                 --                 --                 --             n/a
   Shareholder servicing fees - Class D        n/a                n/a                n/a                n/a               2
   Custodian fees                               36                  9                 10                  6               2
   Transfer agent fees                          29                 29                 29                 29              19
   Trustees' fees                                6                  2                  2                  1              --
   Professional fees                            35                 10                 11                  7               1
   Printing fees                                16                  4                  5                  3              --
   Registration fees                             9                  2                  2                  2              --
   Insurance and other expenses                 23                  7                  1                  1               1
                                            ------            -------            -------            -------            ----
   Total Expenses                            1,058                293                373                256              57
   Less:  Investment advisory fees waived      (83)               (54)                (3)               (11)            (21)
   Less:  12b-1 fees waived - Class A          (50)                --                 --                 --              --
                                            ------            -------            -------            -------            ----
   TOTAL NET EXPENSES                          925                239                370                245              36
                                            ------            -------            -------            -------            ----

     NET INVESTMENT INCOME (LOSS)              321              1,026                132               (106)             (5)
                                            ------            -------            -------            -------            ----
   Net realized gain from security
     transactions                               --                572              3,297              1,742              11
   Net change in unrealized appreciation
     (depreciation) on investments              --             (1,601)            (1,496)            (2,041)            124
                                            ------            -------            -------            -------            ----
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS                             --             (1,029)             1,801               (299)            135
                                            ------            -------            -------            -------            ----
   INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS              $  321            $    (3)           $ 1,933            $  (405)           $130
                                            ======            =======            =======            =======            ====

 "n/a" designates that the Fund does not offer this class.
Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                                           TREASURY SECURITIES                              STRATEGIC INCOME
                                                            MONEY MARKET FUND                                  BOND FUND
                                                   --------------------------------                ---------------------------------
                                                      02/01/04             02/01/03                   02/01/04           02/01/03
                                                    TO 07/31/04          TO 01/31/04                 TO 07/31/04        TO 01/31/04
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                      $     321            $     614                    $ 1,026            $ 2,092
   Net realized gain (loss) from security
      transactions                                          --                   --                        572                (14)
   Net change in unrealized appreciation
     (depreciation) on investments                          --                   --                     (1,601)              (406)
                                                     ---------            ---------                    -------            -------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                       321                  614                         (3)             1,672
                                                     ---------            ---------                    -------            -------
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income:
     Trust Class Shares                                   (245)                (462)                      (954)            (1,950)
     Institutional Sweep Class Shares                      (52)                 (94)                       n/a                n/a
     Class A Shares                                        (24)                 (58)                       (98)              (193)
     Class C Shares                                        n/a                  n/a                         (1)                (4)
                                                     ---------            ---------                    -------            -------
   TOTAL DIVIDENDS                                        (321)                (614)                    (1,053)            (2,147)
                                                     ---------            ---------                    -------            -------
CAPITAL SHARE TRANSACTIONS (1):
     Trust Class Shares:
       Shares issued                                   206,894              222,256                      9,518             11,991
       Shares reinvested                                     4                   --                         57                 95
       Shares redeemed                                (108,985)            (238,363)                    (4,324)            (6,453)
                                                     ---------            ---------                    -------            -------
     TOTAL TRUST CLASS SHARES TRANSACTIONS              97,913              (16,107)                     5,251              5,633
                                                     ---------            ---------                    -------            -------
     Institutional Sweep Class Shares:
       Shares issued                                   365,576              546,067                        n/a                n/a
       Shares reinvested                                     2                    6                        n/a                n/a
       Shares redeemed                                (342,004)            (572,695)                       n/a                n/a
                                                     ---------            ---------                    -------            -------
     TOTAL INSTITUTIONAL SWEEP CLASS SHARES
       TRANSACTIONS                                     23,574              (26,622)                       n/a                n/a
                                                     ---------            ---------                    -------            -------
     Class A Shares:
       Shares issued                                    58,580              231,043                      2,254              2,817
       Shares reinvested                                     4                   11                         95                182
       Shares redeemed                                 (87,305)            (182,743)                    (1,039)            (1,759)
                                                     ---------            ---------                    -------            -------
     TOTAL CLASS A SHARES TRANSACTIONS                 (28,721)              48,311                      1,310              1,240
                                                     ---------            ---------                    -------            -------
     Class C Shares:
       Shares issued                                       n/a                  n/a                         --                177
       Shares reinvested                                   n/a                  n/a                          1                  3
       Shares redeemed                                     n/a                  n/a                         --               (103)
                                                     ---------            ---------                    -------            -------
     TOTAL CLASS C SHARES TRANSACTIONS                     n/a                  n/a                          1                 77
                                                     ---------            ---------                    -------            -------
     Class D Shares:
       Shares issued                                       n/a                  n/a                        n/a                n/a
       Shares reinvested                                   n/a                  n/a                        n/a                n/a
       Shares redeemed                                     n/a                  n/a                        n/a                n/a
                                                     ---------            ---------                    -------            -------
     TOTAL CLASS D SHARES TRANSACTIONS                     n/a                  n/a                        n/a                n/a
                                                     ---------            ---------                    -------            -------
     TOTAL INCREASE IN NET ASSETS FROM
       CAPITAL SHARE TRANSACTIONS                       92,766                5,582                      6,562              6,950
                                                     ---------            ---------                    -------            -------
       TOTAL INCREASE IN NET ASSETS                     92,766                5,582                      5,506              6,475
                                                     ---------            ---------                    -------            -------
NET ASSETS:
   Beginning of year                                   233,183              227,601                     59,557             53,082
                                                     ---------            ---------                    -------            -------
   End of year                                       $ 325,949            $ 233,183                    $65,063            $59,557
                                                     =========            =========                    =======            =======
   Undistributed net investment income
     (Accumulated net investment loss/Distributions
     in excess of net investment income)             $      --            $      --                    $   (11)           $    16
                                                     =========            =========                    =======            =======

   (1) For shares issued, reinvested and redeemed, see note 5 in the Notes to Financial Statements.
       "n/a" designates that the Fund does not offer this class.
    *  Includes redemption fees of $18. See note 2 in the Notes to Financial
       Statements.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                       18


                                                                                                     [Graphic of Lighthouse Omitted]
                                              FOR THE SIX MONTHS ENDED JULY 31, 2004 (UNAUDITED) AND THE YEAR ENDED JANUARY 31, 2004
------------------------------------------------------------------------------------------------------------------------------------

                                                               VALUE FUND                                      GROWTH FUND
                                                   --------------------------------                ---------------------------------
                                                      02/01/04             02/01/03                   02/01/04           02/01/03
                                                    TO 07/31/04          TO 01/31/04                TO 07/31/04        TO 01/31/04
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income (loss)                        $   132              $   437                    $  (106)           $  (240)
   Net realized gain (loss) from security
     transactions                                        3,297                1,640                      1,742              1,587
   Net change in unrealized appreciation
     (depreciation) on investments                      (1,496)              11,466                     (2,041)             8,417
                                                       -------              -------                    -------            -------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                     1,933               13,543                       (405)             9,764
                                                       -------              -------                    -------            -------
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income:
     Trust Class Shares                                   (128)                (385)                        --                 --
     Institutional Sweep Class Shares                      n/a                  n/a                        n/a                n/a
     Class A Shares                                        (16)                 (44)                        --                 --
     Class C Shares                                         --                   --                         --                 --
                                                       -------              -------                    -------            -------
   TOTAL DIVIDENDS                                        (144)                (429)                        --                 --
                                                       -------              -------                    -------            -------
CAPITAL SHARE TRANSACTIONS (1):
     Trust Class Shares:
       Shares issued                                     7,459               10,599                      4,989              7,578
       Shares reinvested                                    12                   25                         --                 --
       Shares redeemed                                  (4,729)              (6,560)                    (2,952)            (5,272)
                                                       -------              -------                    -------            -------
     TOTAL TRUST CLASS SHARES TRANSACTIONS               2,742                4,064                      2,037              2,306
                                                       -------              -------                    -------            -------
     Institutional Sweep Class Shares:
       Shares issued                                       n/a                  n/a                        n/a                n/a
       Shares reinvested                                   n/a                  n/a                        n/a                n/a
       Shares redeemed                                     n/a                  n/a                        n/a                n/a
                                                       -------              -------                    -------            -------
     TOTAL INSTITUTIONAL SWEEP CLASS SHARES
       TRANSACTIONS                                        n/a                  n/a                        n/a                n/a
                                                       -------              -------                    -------            -------
     Class A Shares:
       Shares issued                                     6,063                5,205                      5,274              3,829
       Shares reinvested                                    15                   43                         --                 --
       Shares redeemed                                  (1,559)              (1,510)                    (1,099)              (879)
                                                       -------              -------                    -------            -------
     TOTAL CLASS A SHARES TRANSACTIONS                   4,519                3,738                      4,175              2,950
                                                       -------              -------                    -------            -------
     Class C Shares:
       Shares issued                                       175                  114                         72                 90
       Shares reinvested                                    --                   --                         --                 --
       Shares redeemed                                      (6)                  (6)                        (4)               (57)
                                                       -------              -------                    -------            -------
     TOTAL CLASS C SHARES TRANSACTIONS                     169                  108                         68                 33
                                                       -------              -------                    -------            -------
     Class D Shares:
       Shares issued                                       n/a                  n/a                        n/a                n/a
       Shares reinvested                                   n/a                  n/a                        n/a                n/a
       Shares redeemed                                     n/a                  n/a                        n/a                n/a
                                                       -------              -------                    -------            -------
     TOTAL CLASS D SHARES TRANSACTIONS                     n/a                  n/a                        n/a                n/a
                                                       -------              -------                    -------            -------
     TOTAL INCREASE IN NET ASSETS FROM
       CAPITAL SHARE TRANSACTIONS                        7,430                7,910                      6,280              5,289
                                                       -------              -------                    -------            -------
       TOTAL INCREASE IN NET ASSETS                      9,219               21,024                      5,875             15,053
                                                       -------              -------                    -------            -------
NET ASSETS:
   Beginning of year                                    59,143               38,119                     38,872             23,819
                                                       -------              -------                    -------            -------
   End of year                                         $68,362              $59,143                    $44,747            $38,872
                                                       =======              =======                    =======            =======
   Undistributed net investment income
     (Accumulated net investment loss/Distributions
     in excess of net investment income)               $     3              $    15                    $  (106)           $    --
                                                       =======              =======                    =======            =======


                                                             BURKENROAD FUND
                                                   --------------------------------
                                                      02/01/04             02/01/03
                                                     TO 07/31/04          TO 01/31/04
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income (loss)                         $   (5)              $   (7)
   Net realized gain (loss) from security
     transactions                                           11                   16
   Net change in unrealized appreciation
     (depreciation) on investments                         124                  856
                                                        ------               ------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                       130                  865
                                                        ------               ------
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income:
     Trust Class Shares                                    n/a                  n/a
     Institutional Sweep Class Shares                      n/a                  n/a
     Class A Shares                                         --                   --
     Class C Shares                                        n/a                  n/a
                                                        ------               ------
   TOTAL DIVIDENDS                                          --                   --
                                                        ------               ------
CAPITAL SHARE TRANSACTIONS (1):
     Trust Class Shares:
       Shares issued                                       n/a                  n/a
       Shares reinvested                                   n/a                  n/a
       Shares redeemed                                     n/a                  n/a
                                                        ------               ------
     TOTAL TRUST CLASS SHARES TRANSACTIONS                 n/a                  n/a
                                                        ------               ------
     Institutional Sweep Class Shares:
       Shares issued                                       n/a                  n/a
       Shares reinvested                                   n/a                  n/a
       Shares redeemed                                     n/a                  n/a
                                                        ------               ------
     TOTAL INSTITUTIONAL SWEEP CLASS SHARES
       TRANSACTIONS                                        n/a                  n/a
                                                        ------               ------
     Class A Shares:
       Shares issued                                     2,025                  796
       Shares reinvested                                    --                   --
       Shares redeemed                                    (201)                (311)
                                                        ------               ------
     TOTAL CLASS A SHARES TRANSACTIONS                   1,824                  485
                                                        ------               ------
     Class C Shares:
       Shares issued                                       n/a                  n/a
       Shares reinvested                                   n/a                  n/a
       Shares redeemed                                     n/a                  n/a
                                                        ------               ------
     TOTAL CLASS C SHARES TRANSACTIONS                     n/a                  n/a
                                                        ------               ------
     Class D Shares:
       Shares issued                                     1,119                  650
       Shares reinvested                                    --                   --
       Shares redeemed                                    (149)*                (35)
                                                        ------               ------
     TOTAL CLASS D SHARES TRANSACTIONS                     970                  615
                                                        ------               ------
     TOTAL INCREASE IN NET ASSETS FROM
       CAPITAL SHARE TRANSACTIONS                        2,794                1,100
                                                        ------               ------
       TOTAL INCREASE IN NET ASSETS                      2,924                1,965
                                                        ------               ------
NET ASSETS:
   Beginning of year                                     3,392                1,427
                                                        ------               ------
   End of year                                          $6,316               $3,392
                                                        ======               ======
   Undistributed net investment income
     (Accumulated net investment loss/Distributions
     in excess of net investment income)                $   (5)              $   --
                                                        ======               ======

---------------------
 FINANCIAL HIGHLIGHTS
---------------------

------------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED JULY 31, 2004 (UNAUDITED) AND THE PERIODS ENDED JANUARY 31,




             NET ASSET                   NET REALIZED                    DIVIDENDS      DISTRIBUTIONS         TOTAL
              VALUE,           NET      AND UNREALIZED                   FROM NET            FROM          DIVIDENDS
             BEGINNING     INVESTMENT   GAINS (LOSSES)   TOTAL FROM      INVESTMENT        REALIZED            AND
             OF PERIOD       INCOME     ON INVESTMENTS   OPERATIONS        INCOME           GAINS        DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2004*++       $ 1.00          $  --         $   --         $   --          $   --**         $   --           $   --**
2004++          1.00             --             --             --              --**             --               --**
2003            1.00           0.01             --           0.01           (0.01)              --            (0.01)
2002            1.00           0.03             --           0.03           (0.03)              --            (0.03)
2001            1.00           0.04             --           0.04           (0.04)              --            (0.04)
INSTITUTIONAL SWEEP CLASS SHARES
2004*++       $ 1.00          $  --         $   --         $   --          $   --**         $   --           $   --**
2004++          1.00             --             --             --              --**             --               --**
2003            1.00           0.01             --           0.01           (0.01)              --            (0.01)
2002            1.00           0.03             --           0.03           (0.03)              --            (0.03)
2001            1.00           0.04             --           0.04           (0.04)              --            (0.04)
CLASS A SHARES
2004*++       $ 1.00          $  --         $   --         $   --          $   --**          $  --           $   --**
2004++          1.00             --             --             --              --**             --               --**
2003            1.00           0.01             --           0.01           (0.01)              --            (0.01)
2002            1.00           0.02             --           0.02           (0.02)              --            (0.02)
2001            1.00           0.04             --           0.04           (0.04)              --            (0.04)
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2004*++       $15.86          $0.27         $(0.27)        $   --          $(0.27)          $   --           $(0.27)
2004++         15.98           0.60          (0.11)          0.49           (0.61)              --            (0.61)
2003           15.56           0.75           0.43           1.18           (0.75)           (0.01)           (0.76)
2002           15.64           0.84           0.16           1.00           (0.84)           (0.24)           (1.08)
2001           15.00           0.61           0.65           1.26           (0.61)           (0.01)           (0.62)
CLASS A SHARES
2004*++       $15.84          $0.25         $(0.27)        $(0.02)         $(0.25)          $   --           $(0.25)
2004++         15.96           0.56          (0.11)          0.45           (0.57)              --            (0.57)
2003           15.55           0.71           0.42           1.13           (0.71)           (0.01)           (0.72)
2002           15.64           0.80           0.16           0.96           (0.81)           (0.24)           (1.05)
2001           15.00           0.57           0.67           1.24           (0.59)           (0.01)           (0.60)
CLASS C SHARES
2004*++       $15.88          $0.19         $(0.27)        $(0.08)         $(0.19)          $   --           $(0.19)
2004++         16.00           0.45          (0.12)          0.33           (0.45)              --            (0.45)
2003           15.58           0.52           0.52           1.04           (0.61)           (0.01)           (0.62)
2002           15.63           0.73           0.15           0.88           (0.69)           (0.24)           (0.93)
2001           15.00           0.54           0.62           1.16           (0.52)           (0.01)           (0.53)


                                                                                                     [Graphic of Lighthouse Omitted]
                                                                                                           JULY 31, 2004 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------





                                                                                           RATIO OF
                                                                          RATIO OF         EXPENSES TO
            NET ASSET                                     RATIO OF     NET INVESTMENT      AVERAGE
              VALUE,                      NET ASSETS,    EXPENSES TO       INCOME          NET ASSETS       PORTFOLIO
              END OF          TOTAL         END OF        AVERAGE        TO AVERAGE       (EXCLUDING         TURNOVER
              PERIOD         RETURN+     PERIOD (000)    NET ASSETS      NET ASSETS         WAIVERS)           RATE
------------------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2004*++       $ 1.00           0.22%        $177,780         0.58%           0.46%            0.65%             N/A
2004++          1.00           0.47           79,867         0.58            0.48             0.68              N/A
2003            1.00           1.06           95,974         0.58            1.07             0.64              N/A
2002            1.00           3.00          135,514         0.58            3.07             0.68              N/A
2001            1.00           3.96          172,112         0.58            5.80             0.71              N/A
INSTITUTIONAL SWEEP CLASS SHARES
2004*++       $ 1.00           0.09%       $  71,656         0.83%           0.19%            0.90%             N/A
2004++          1.00           0.22           48,082         0.83            0.23             0.93              N/A
2003            1.00           0.81           74,704         0.83            0.81             0.89              N/A
2002            1.00           2.74           83,702         0.83            2.35             0.93              N/A
2001            1.00           3.79           42,073         0.83            5.55             0.96              N/A
CLASS A SHARES
2004*++       $ 1.00           0.03%        $ 76,513         0.96%           0.06%            1.15%             N/A
2004++          1.00           0.07          105,234         0.98            0.07             1.08              N/A
2003            1.00           0.56           56,923         1.08            0.54             1.14              N/A
2002            1.00           2.49           31,832         1.08            2.32             1.18              N/A
2001            1.00           3.63           24,642         1.08            5.25             1.20              N/A
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2004*++       $15.59          (0.02)%       $ 57,919         0.75%           3.44%            0.92%              30%
2004++         15.86           3.14           53,621         0.75            3.76             0.93               23
2003           15.98           7.76           48,400         0.75            4.77             0.91               33
2002           15.56           6.59           46,195         0.75            5.37             0.88               70
2001           15.64           8.56           42,451         0.75            6.07             0.94               37
CLASS A SHARES
2004*++       $15.57          (0.14)%       $  7,033         1.00%           3.19%            1.18%              30%
2004++         15.84           2.89            5,824         1.00            3.50             1.18               23
2003           15.96           7.46            4,643         1.00            4.34             1.16               33
2002           15.55           6.34              504         1.00            5.00             1.13               70
2001           15.64           8.38               72         1.00            5.73             1.19               37
CLASS C SHARES
2004*++       $15.61          (0.51)%       $    111         1.75%           2.44%            1.92%              30%
2004++         15.88           2.12              112         1.75            2.79             1.93               23
2003           16.00           6.77               39         1.75            3.62             1.91               33
2002           15.58           5.76                1         1.75            4.70             1.88               70
2001           15.63           7.92                1         1.75            5.29             2.12               37


 * For the six months ended July 31, 2004 (Unaudited). All ratios for the period have been annualized.
**  Amounts represent less than $0.01 per share.
(1) Fund commenced operations on May 31, 2000. All ratios for the period have been annualized.

    The accompanying notes are an integral part of the financial statements.


+ Total return is for the period indicated and has not been annualized. Total return excludes applicable sales charge.
++  Per share data calculated using average shares method.
Amounts designated as "--" are either $0 or have been rounded to $0.


                                    20 & 21

----------------------------------
 FINANCIAL HIGHLIGHTS  (CONTINUED)
----------------------------------


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED JULY 31, 2004 (UNAUDITED) AND THE PERIODS ENDED JANUARY 31,



             NET ASSET                   NET REALIZED                     DIVIDENDS       DISTRIBUTIONS       TOTAL
              VALUE,           NET      AND UNREALIZED                    FROM NET            FROM         DIVIDENDS
             BEGINNING    INVESTMENT    GAINS (LOSSES)   TOTAL FROM      INVESTMENT          REALIZED          AND
             OF PERIOD    INCOME (LOSS) ON INVESTMENTS   OPERATIONS        INCOME             GAINS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
VALUE FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2004*++       $19.20          $0.05         $ 0.58         $ 0.63          $(0.05)             $--           $(0.05)
2004++         14.60           0.16           4.60           4.76           (0.16)              --            (0.16)
2003           16.31           0.13          (1.71)         (1.58)          (0.13)              --            (0.13)
2002           16.50           0.12          (0.20)         (0.08)          (0.11)              --            (0.11)
2001++         15.00           0.03          1.50            1.53           (0.03)              --            (0.03)
CLASS A SHARES
2004*++       $19.16          $0.02         $ 0.59         $ 0.61          $(0.03)             $--           $(0.03)
2004++         14.58           0.12           4.58           4.70           (0.12)              --            (0.12)
2003           16.29           0.10          (1.71)         (1.61)          (0.10)              --            (0.10)
2002           16.47           0.10          (0.20)         (0.10)          (0.08)              --            (0.08)
2001++         15.00          (0.01)          1.50           1.49           (0.02)              --            (0.02)
CLASS C SHARES
2004*++       $19.00         $(0.06)        $ 0.58         $ 0.52          $   --              $--           $   --
2004++         14.48          (0.01)          4.56           4.55           (0.03)              --            (0.03)
2003           16.21           0.08          (1.80)         (1.72)          (0.01)              --            (0.01)
2002           16.42          (0.02)         (0.19)         (0.21)             --               --               --
2001++         15.00          (0.07)          1.49           1.42              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND(2)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2004*++       $14.74         $(0.03)        $(0.05)        $(0.08)         $   --              $--           $   --
2004++         10.71          (0.09)          4.12           4.03              --               --               --
2003++         13.31          (0.08)         (2.52)         (2.60)             --               --               --
2002           15.00          (0.04)         (1.65)         (1.69)             --               --               --
2001           15.00             --             --             --              --               --               --
CLASS A SHARES
2004*++       $14.66         $(0.05)        $(0.06)        $(0.11)         $   --              $--           $   --
2004++         10.67          (0.13)          4.12           3.99              --               --               --
2003++         13.31          (0.11)         (2.53)         (2.64)             --               --               --
2002           15.00          (0.01)         (1.68)         (1.69)             --               --               --
2001           15.00             --             --             --              --               --               --
CLASS C SHARES
2004*++       $14.34         $(0.11)        $(0.05)        $(0.16)         $   --              $--           $   --
2004++         10.52          (0.22)          4.04           3.82              --               --               --
2003++         13.20          (0.19)         (2.49)         (2.68)             --               --               --
2002           15.00          (0.17)         (1.63)         (1.80)             --               --               --
2001           15.00             --             --             --              --               --               --

                                                                                                     [Graphic of Lighthouse Omitted]
                                                                                                           JULY 31, 2004 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


                                                                                        RATIO OF EXPENSES
                                                                          RATIO OF         TO AVERAGE
            NET ASSET                                     RATIO OF     NET INVESTMENT      NET ASSETS
              VALUE,                      NET ASSETS,    EXPENSES TO   INCOME (LOSS)       (EXCLUDING       PORTFOLIO
              END OF         TOTAL          END OF         AVERAGE       TO AVERAGE      WAIVERS AND/OR)     TURNOVER
              PERIOD        RETURN+      PERIOD (000)    NET ASSETS      NET ASSETS      REIMBURSEMENTS)       RATE
------------------------------------------------------------------------------------------------------------------------------------
VALUE FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2004*++       $19.78           3.26%       $53,855           1.10%           0.46%            1.11%              36%
2004++         19.20          32.73         49,609           1.07            0.96             1.13               79
2003           14.60          (9.72)        34,109           1.00            0.82             1.10               71
2002           16.31          (0.37)        35,883           1.00            0.77             1.07               81
2001++         16.50          10.11         30,359           1.00            0.25             1.19               54
CLASS A SHARES
2004*++       $19.74           3.16%       $14,154           1.35%           0.19%            1.36%              36%
2004++         19.16          32.34          9,356           1.32            0.70             1.38               79
2003           14.58          (9.90)         3,967           1.25            0.60             1.35               71
2002           16.29          (0.60)           307           1.25            0.55             1.32               81
2001++         16.47           9.90             84           1.25           (0.16)            1.43               54
CLASS C SHARES
2004*++       $19.52           2.74%       $   353           2.10%          (0.59)%           2.11%              36%
2004++         19.00          31.45            178           2.07           (0.08)            2.13               79
2003           14.48         (10.62)            43           2.00           (0.10)            2.10               71
2002           16.21          (1.21)             1           2.00           (0.08)            2.07               81
2001++         16.42           9.40              1           2.00           (0.67)            2.18               54
------------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND(2)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2004*++       $14.66          (0.54)%      $34,190           1.10%          (0.44)%           1.15%              33%
2004++         14.74          37.63         32,387           1.10           (0.74)            1.18               73
2003++         10.71         (19.53)        21,508           1.05           (0.69)            1.18               79
2002           13.31         (11.24)        15,605           1.00           (0.53)            1.17               73
2001           15.00             --          4,000             **              **               **               --
CLASS A SHARES
2004*++       $14.55          (0.75)%      $10,357           1.35%          (0.72)%           1.40%              33%
2004++         14.66          37.39          6,350           1.35           (0.99)            1.43               73
2003++         10.67         (19.71)         2,245           1.30           (0.96)            1.43               79
2002           13.31         (11.40)           135           1.25           (0.84)            1.42               73
2001           15.00             --              1             **              **               **               --
CLASS C SHARES
2004*++       $14.18          (1.12)%      $   200           2.10%          (1.45)%           2.15%              33%
2004++         14.34          36.31            135           2.10           (1.74)            2.18               73
2003++         10.52         (20.30)            66           2.05           (1.73)            2.18               79
2002           13.20         (12.00)             1           2.00           (1.58)            2.17               73
2001           15.00             --              1             **              **               **               --



 * For the six months ended July 31, 2004 (Unaudited). All ratios for the period have been annualized.
** This shareholder data is not being disclosed because the data is not believed to be meaningful due to the short operational history.
(1) Fund commenced operations on May 31, 2000. All ratios for the period have been annualized.
(2) Fund commenced operations on January 31, 2001.

    The accompanying notes are an integral part of the financial statements.


 + Total return is for the period indicated and has not been annualized. Total return excludes applicable sales charge.
++  Per share data calculated using average shares method.
Amounts designated as "--" are either $0 or have been rounded to $0.

                                    22 & 23

----------------------------------
 FINANCIAL HIGHLIGHTS (CONCLUDED)
----------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED JULY 31, 2004 (UNAUDITED) AND THE PERIODS ENDED JANUARY 31,



             NET ASSET                   NET REALIZED                    DIVIDENDS      DISTRIBUTIONS         TOTAL
              VALUE,           NET      AND UNREALIZED                    FROM NET           FROM           DIVIDENDS
            BEGINNING      INVESTMENT   GAINS (LOSSES)   TOTAL FROM      INVESTMENT        REALIZED           AND
            OF PERIOD         LOSS      ON INVESTMENTS   OPERATIONS        INCOME            GAINS       DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
BURKENROAD FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
2004*++       $20.70         $(0.01)        $ 0.97         $ 0.96          $   --           $   --           $   --
2004++         14.19          (0.04)          6.55           6.51              --               --               --
2003           15.05          (0.02)         (0.74)         (0.76)          (0.10)              --            (0.10)
2002           15.00          (0.01)          0.06           0.05              --               --               --
CLASS D SHARES
2004*++       $20.62         $(0.04)        $ 0.98         $ 0.94          $   --           $   --           $   --
2004++         14.18          (0.09)          6.53           6.44              --               --               --
2003           15.05          (0.04)         (0.71)         (0.75)          (0.10)           (0.02)           (0.12)
2002           15.00          (0.01)          0.06           0.05              --               --               --


                                                                                                     [Graphic of Lighthouse Omitted]
                                                                                                           JULY 31, 2004 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------



                                                                                        RATIO OF EXPENSES
                                                                          RATIO OF         TO AVERAGE
             NET ASSET                                    RATIO OF      NET INVESTMENT      NET ASSETS
              VALUE,                      NET ASSETS,    EXPENSES TO        LOSS           (EXCLUDING        PORTFOLIO
              END OF          TOTAL         END OF         AVERAGE       TO AVERAGE      WAIVERS AND/OR)      TURNOVER
              PERIOD         RETURN+     PERIOD (000)    NET ASSETS      NET ASSETS      REIMBURSEMENTS)       RATE
------------------------------------------------------------------------------------------------------------------------------------
BURKENROAD FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
2004*++       $21.66           4.64%        $4,072           1.40%          (0.10)%           2.26%               6%
2004++         20.70          45.88          2,153           1.40           (0.23)            2.90               21
2003           14.19          (5.07)         1,064           1.40           (0.22)            3.44               28
2002           15.05           0.33            521           1.40           (0.89)            2.64                8
CLASS D SHARES
2004*++       $21.56           4.56%        $2,244           1.65%          (0.39)%           2.51%               6%
2004++         20.62          45.42          1,239           1.65           (0.50)            3.15               21
2003           14.18          (5.14)           363           1.65           (0.46)            3.69               28
2002           15.05           0.33            116           1.65           (1.12)            2.89                8



  * For the six months ended July 31, 2004 (Unaudited). All ratios for the period have been annualized.
(1) Fund commenced operations on December 31, 2001.

    The accompanying notes are an integral part of the financial statements.

 + Total return is for the period indicated and has not been annualized. Total return excludes applicable sales charge.
++  Per share data calculated using average shares method.
Amounts designated as "--" are either $0 or have been rounded to $0.

                                    24 & 25

-------------------------------
 NOTES TO FINANCIAL STATEMENTS
-------------------------------
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Advisors' Inner Circle Fund II (formerly The Arbor Fund) ("the Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992. SEI Investments Global Funds Services is the "Administrator" of the Trust. SEI Investments Management Corporation ("SEI Investments"), a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The financial statements included herein relate to the Trust's Hancock Horizon Family of Funds. The Hancock Horizon Family of Funds includes the Hancock Horizon Treasury Securities Money Market Fund (the "Treasury Securities Money Market Fund"), the Hancock Horizon Strategic Income Bond Fund (the "Strategic Income Bond Fund"), the Hancock Horizon Value Fund (the "Value Fund"), the Hancock Horizon Growth Fund (the "Growth Fund"), and the Hancock Horizon Burkenroad Fund (the "Burkenroad Fund") (each a "Fund" and collectively the "Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their Financial Statements.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.
     Investment securities held by the Treasury Securities Money Market Fund are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in

                                                 [Graphic of Lighthouse Omitted]
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

determining realized gains and losses on the sales of investment securities are on the basis of specific identification. Purchase discounts and premiums on securities held by the Strategic Income Bond Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

REPURCHASE AGREEMENTS - The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Funds may be delayed or limited.

EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets. The Institutional Sweep Class Shares, Class A Shares, Class C Shares and Class D Shares each bear a specific 12b-1 or Shareholder Servicing Fee (see Note 3 for more information).

CLASSES OF SHARES - Class specific expenses are borne by that class. Income, expenses and realized and unrealized gains and losses are allocated to the respective classes on the basis of their relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income are declared daily and paid monthly for the Treasury Securities Money Market Fund, declared and paid monthly for the Strategic Income Bond Fund, declared and paid quarterly for the Value Fund and declared and paid annually for the Growth and the Burkenroad Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

OTHER - The Class C Shares of the Strategic Income Bond Fund, Value Fund and Growth Fund retain a redemption fee of 1.00% on redemptions of shares sold within one year of their purchase date. For the six months ended July 31, 2004, there were $0 in redemption fees retained by the Strategic Income Bond Fund, Value Fund and Growth Fund. The Class D shares of the Burkenroad Fund retain a redemption fee of 1.00% on redemptions of shares sold within two years of their purchase date. For the six months ended July 31, 2004, there were $18 in redemption fees retained by the Burkenroad Fund.

3. INVESTMENT ADVISORY, ADMINISTRATION, TRANSFER AGENT, CUSTODIAN AND DISTRIBUTION AGREEMENTS:

Horizon Advisers, an unincorporated division of Hancock Bank, (the "Adviser") serves as Investment Adviser to each Fund pursuant to an investment advisory agreement dated May 31, 2000 (as amended and restated May 21, 2001) (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to a fee, that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund. The Adviser receives 0.40% of the average daily net assets of the Treasury Securities Money Market Fund, 0.60% of the average daily net assets of the Strategic Income Bond Fund, 0.80% of the average daily net assets of the Value and the Growth Funds and 0.95% of the average daily net assets of the Burkenroad Fund. The Adviser has agreed to waive all or a portion of its fee so that the total annual expenses of each Fund will not exceed the following:

                      TREASURY
                      SECURITIES   STRATEGIC
                     MONEY MARKET   INCOME       VALUE      GROWTH    BURKENROAD
                         FUND*     BOND FUND*    FUND       FUND**      FUND*
                     -----------   ---------    ------     --------  -----------
Trust Class Shares       0.58%       0.75%       1.10%       1.10%       n/a
Institutional Sweep
   Class Shares          0.83%        n/a         n/a         n/a        n/a
Class A Shares           1.08%       1.00%       1.35%       1.35%      1.40%
Class C Shares            n/a        1.75%       2.10%       2.10%       n/a
Class D Shares            n/a         n/a         n/a         n/a       1.65%

"n/a" designates that the Fund does not offer this class.
 * The Adviser has contractually agreed to waive fees and reimburse expenses through May 31, 2005.
** The Adviser has voluntarily agreed to waive fees and reimburse expenses. This may discontinue at any time.

      The Trust and the Administrator have entered into an Administration Agreement. Effective May 31, 2003, the Administrator is entitled to a fee calculated daily and paid monthly (expressed as a percentage of the combined average daily net assets of the Trust) of: 0.125% up to $350 million, 0.10% on the next $400 million and 0.08% on the net assets over $750 million, subject to certain minimum fee levels. Prior to May 31, 2003, under the terms of the Administration

------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
------------------------------------------
--------------------------------------------------------------------------------

Agreement, the Administrator was entitled to a fee calculated daily and paid monthly (expressed as a percentage of the combined average daily net assets of the Trust) of: 0.15% up to $100 million, 0.125% on the next $250 million, 0.10% on the next $400 million and 0.08% for assets over $750 million, subject to certain minimum fee levels.
     Hancock Bank serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, Hancock Bank is paid an annual fee of $20,000 per class per fund on the first ten cusips and $17,500 per class on the remaining four cusips.
     Hancock Bank serves as custodian to the Funds, and for such services is paid an annual fee from the Funds' assets of 0.03% of each Fund's average daily net assets subject to a minimum of $250 per month.
     The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, have entered into a distribution agreement. As provided in the distribution agreement and the distribution plan, the Trust will be charged a fee based upon the average daily net assets of the Funds. Beginning February 7, 2003, the Distributor has voluntarily agreed to waive up to 0.25% to limit the one-day net income yield of the Class A shares of the Treasury Securities Money Market Fund to not less than 0.05% of the average daily net assets. Each waiver is voluntary and may be terminated at any time.

The following table summarizes the agreement.

                       TREASURY
                      SECURITIES   STRATEGIC
                     MONEY MARKET    INCOME      VALUE      GROWTH   BURKENROAD
                         FUND      BOND FUND      FUND       FUND       FUND
                     ------------  ---------     ------     ------   ----------
Trust Class Shares         --          --          --          --       n/a
Institutional Sweep
   Class Shares            --         n/a         n/a         n/a       n/a
Class A Shares           0.25%         --          --          --        --
Class C Shares            n/a        0.75%       0.75%       0.75%      n/a
Class D Shares            n/a         n/a         n/a         n/a      0.25%

"--" designates that no fees are charged to this class.
"n/a" designates that the Fund does not offer this class.

     To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodian, brokerage or investment-related services, including Hancock Investment Securities, Inc., those entities may receive the distribution and servicing fees, payable from theFunds' assets, applicable to that class of shares.
     During the six months ended July 31, 2004, Hancock Investment Securities, Inc. received distribution fees in the amount of $32,561, $4, $5, $4 and $1,438 for the Treasury Securities Money Market Fund, Strategic Income Bond Fund, Value Fund, Growth Fund and Burkenroad Fund, respectively.
     The Trust has adopted a shareholder servicing plan pursuant to which a shareholder servicing fee will be charged based upon the average daily net assets of the Funds.

     The following table summarizes the agreement.

                       TREASURY
                      SECURITIES   STRATEGIC
                     MONEY MARKET   INCOME       VALUE      GROWTH   BURKENROAD
                         FUND      BOND FUND     FUND        FUND      FUND
                     ------------  ---------    ------      ------   ----------
Trust Class Shares         --          --          --          --       n/a
Institutional Sweep
   Class Shares          0.25%        n/a         n/a         n/a       n/a
Class A Shares           0.25%       0.25%       0.25%       0.25%     0.25%
Class C Shares            n/a        0.25%       0.25%       0.25%      n/a
Class D Shares            n/a         n/a         n/a         n/a      0.25%

"--" designates that no fees are charged to this class.
"n/a" designates that the Fund does not offer this class.

     To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc., those entities may receive shareholder servicing fees, payable from the Funds' assets, applicable to that class of shares.
     During the six months ended July 31, 2004, Hancock Investment Securities, Inc. received shareholder servicing fees in the amount of $145,367, $3,186, $3,304, $2,129 and $1,490 for the Treasury Securities Money Market Fund, Strategic Income Bond Fund, Value Fund, Growth Fund and Burkenroad Fund, respectively.

4. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust for serving in their respective roles.

                                                 [Graphic of Lighthouse Omitted]
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

5. CAPITAL SHARES TRANSACTIONS:

Shares issued, reinvested and redeemed for the funds were as follows (000):

                             TREASURY SECURITIES     STRATEGIC INCOME                                             BURKENROAD
                              MONEY MARKET FUND         BOND FUND            VALUE FUND         GROWTH FUND          FUND
                           ----------------------  ------------------  ------------------  ------------------  ------------------
                           02/01/04      02/01/03  02/01/04  02/01/03  02/01/04  02/01/03  02/01/04  02/01/03  02/01/04 02/01/03
                              TO            TO        TO        TO        TO        TO        TO        TO        TO      TO
                           07/31/04      01/31/04  07/31/04  01/31/04  07/31/04  01/31/04  07/31/04   1/31/04  07/31/04 01/31/04
                           ----------------------  ------------------  ------------------  ------------------  ------------------
Trust Class Shares:
  Shares issued             206,894       222,256       605       751       378       640       332       602       n/a       n/a
  Shares reinvested               4            --         4         6         1         1        --        --       n/a       n/a
  Shares redeemed          (108,985)     (238,363)     (274)     (405)     (240)     (393)     (196)     (413)      n/a       n/a
                         ----------    ----------     -----    ------     -----     -----     -----     -----     -----     -----
Total Trust Class Shares
  Transactions               97,913       (16,107)      335       352       139       248       136       189       n/a       n/a
                         ----------    ----------     -----    ------     -----     -----     -----     -----     -----     -----
Institutional Sweep
 Class Shares:
  Shares issued             365,576       546,067       n/a       n/a       n/a       n/a       n/a       n/a       n/a       n/a
  Shares reinvested               2             6       n/a       n/a       n/a       n/a       n/a       n/a       n/a       n/a
  Shares redeemed          (342,004)     (572,695)      n/a       n/a       n/a       n/a       n/a       n/a       n/a       n/a
                         ----------    ----------     -----    ------     -----     -----     -----     -----     -----     -----
Total Institutional Sweep
  Class Shares
  Transactions               23,574       (26,622)      n/a       n/a       n/a       n/a       n/a       n/a       n/a       n/a
                         ----------    ----------     -----    ------     -----     -----     -----     -----     -----     -----
Class A Shares:
  Shares issued              58,580       231,043       144       176       309       307       354       294        93        46
  Shares reinvested               4            11         6        12         1         2        --        --        --        --
  Shares redeemed           (87,305)     (182,743)      (66)     (111)      (81)      (93)      (75)      (71)       (9)      (17)
                         ----------    ----------     -----    ------     -----     -----     -----     -----     -----     -----
Total Class A Shares
  Transactions              (28,721)       48,311        84        77       229       216       279       223        84        29
                         ----------    ----------     -----    ------     -----     -----     -----     -----     -----     -----
Class C Shares:
  Shares issued                 n/a           n/a        --        11         9         7         5         7       n/a       n/a
  Shares redeemed               n/a           n/a        --        (6)       --        (1)       --        (4)      n/a       n/a
                         ----------    ----------     -----    ------     -----     -----     -----     -----     -----     -----
Total Class C Shares
  Transactions                  n/a           n/a        --         5         9         6         5         3       n/a       n/a
                         ----------    ----------     -----    ------     -----     -----     -----     -----     -----     -----
Class D Shares:
  Shares issued                 n/a           n/a       n/a       n/a       n/a       n/a       n/a       n/a        51        36
  Shares redeemed               n/a           n/a       n/a       n/a       n/a       n/a       n/a       n/a        (7)       (2)
                         ----------    ----------     -----    ------     -----     -----     -----     -----     -----     -----
Total Class D Shares
  Transactions                  n/a           n/a       n/a       n/a       n/a       n/a       n/a       n/a        44        34
                         ----------    ----------     -----    ------     -----     -----     -----     -----     -----     -----
Net Change in Capital
  Shares                     92,766         5,582       419       434       377       470       420       415       128        63
                         ==========    ==========     =====    ======     =====     =====     =====     =====     =====     =====

"n/a" designates that the Fund does not offer this class.
Amounts designated as "--" are either 0 or have been rounded to 0.

-------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-------------------------------------------
--------------------------------------------------------------------------------

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from the sale and maturities of securities, other than short-term investments, for the year ended July 31, 2004 were as follows:

                                        OTHER SECURITIES            U.S. GOVERNMENT SECURITIES
                                  ---------------------------       --------------------------
                                                   SALES AND                         SALES AND
                                   PURCHASES       MATURITIES        PURCHASES      MATURITIES
                                     (000)            (000)           (000)           (000)
                                   ---------       ----------        ---------      ----------
Strategic Income Bond Fund          $ 6,554          $ 9,262          $9,864          $5,198
Value Fund                           31,046           22,971              --              --
Growth Fund                          20,400           13,907              --              --
Burkenroad Fund                       2,929              274              --              --

7. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes has been made in the financial statements.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital or undistributed net investment income, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended January 31, 2004 and January 31, 2003 were as follows (000):

                                                  ORDINARY INCOME            LONG-TERM CAPITAL GAIN               TOTALS
                                                2004            2003           2004          2003          2004           2003
                                               ------          ------         -------       -------       ------         ------
Treasury Securities Money Market Fund          $  614          $2,003           $--           $--         $  614         $2,003
Strategic Income Bond Fund                      2,147           2,334            --            27          2,147          2,361
Value Fund                                        429             312            --            --            429            312
Burkenroad Fund                                    --              10            --            --             --             10

All Funds have a tax year end of April 30. The distributions represent those made during the fiscal years ended January 31.
Amounts designated as "--" are either $0 or have been rounded to $0.

                                                                                                     [Graphic of Lighthouse Omitted]
                                                                                                           JULY 31, 2004 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

As of January 31, 2004, the components of Distributable Earnings on a tax basis were as follows (000):
                                               STRATEGIC
                                                 INCOME             VALUE            GROWTH           BURKENROAD
                                                BOND FUND           FUND              FUND               FUND
                                               ----------        -----------       -----------         --------
Capital loss carryforwards                       $ (153)           $(2,367)          $(3,461)            $(19)
Undistributed ordinary income                        16                 15                --               --
Undistributed long-term capital gain                 --                 --                --               --
Post October losses                                 (25)                --                --              (13)
Other temporary differences                          89                 --                --              (10)
Unrealized appreciation                           2,205             13,496             9,010              777
                                                 ------            -------           -------             ----
TOTAL DISTRIBUTABLE EARNINGS                     $2,132            $11,144           $ 5,549             $735

The components of Distributable Earnings/(Accumulated Losses) for the Funds are estimated at January 31, 2004.

Amounts designated as "--" are either $0 or have been rounded to $0.

The Funds had capital loss carryforwards at January 31, 2004 as follows (000):

                                                  2010              2011               2012              TOTAL
                                               ----------        -----------       -----------         --------
Strategic Income Bond Fund                       $   --             $   88               $65            $ 153
Value Fund                                        1,441                926                --            2,367
Growth Fund                                         711              2,750                --            3,461
Burkenroad Fund                                      --                  7                12               19

The Capital loss carryforwards for the Funds are estimated at January 31, 2004. For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

Amounts designated as "--" are either $0 or have been rounded to $0.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended January 31, 2004, the Value Fund and the Growth Fund utilized capital loss carryforwards of $439,059 and $185,200, respectively, to offset realized capital gains.

Post-October losses represent losses realized on investment transactions from November 1, 2003 through January 31, 2004, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, the cost of securities owned at July 31, 2004, and the net unrealized gains or losses on securities sold for the period were the same as amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at July 31, 2004, were as follows:

                                                             AGGREGATED         AGGREGATED
                                                                GROSS              GROSS       NET UNREALIZED
                                        FEDERAL TAX COST    APPRECIATION       DEPRECIATION     APPRECIATION
                                              (000)             (000)              (000)            (000)
                                        ----------------    ------------       -------------   --------------
Strategic Income Bond Fund                  $63,805          $   919            $  (315)         $   604
Value Fund                                   56,403           13,164             (1,164)          12,000
Growth Fund                                  37,847            8,157             (1,188)           6,969
Burkenroad Fund                               5,416            1,135               (232)             903

--------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------
--------------------------------------------------------------------------------

8. GUARANTEES:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

--------
 NOTES
--------
--------------------------------------------------------------------------------

--------
 NOTES
--------
--------------------------------------------------------------------------------

--------
 NOTES
--------
--------------------------------------------------------------------------------

                               WALL STREET SAVVY,
                               MAIN STREET TOUCH.




                               INVESTMENT ADVISER
                                Horizon Advisers
                  (an unincorporated division of Hancock Bank)
                                One Hancock Plaza
                                  P.O. Box 4019
                           Gulfport, Mississippi 39502

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP

                        THIS MATERIAL MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.



               THE HANCOCK HORIZON FUNDS:
               o NOT FDIC INSURED
               o NO BANK GUARANTEE
               o MAY LOSE VALUE

                             [Hancock Horizon Logo Omitted]

                    FOR MORE INFORMATION CALL 1.888.346.6300
                           WWW.HANCOCKHORIZONFUNDS.COM

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             The Advisors' Inner Circle Fund II

By (Signature and Title)*                /s/ James F. Volk
                                         -----------------
                                         James F. Volk
                                         President
Date 9/23/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date 9/23/04


By (Signature and Title)*                 /s/ Peter J. Golden
                                          -------------------
                                          Peter J. Golden
                                          Controller and Chief Financial Officer

Date 9/23/04
* Print the name and title of each signing officer under his or her signature.